Organization	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

BitFuFu Inc. (“BitFuFu” together with its consolidated subsidiaries, the “Company”) was incorporated in the Cayman Islands on February 16, 2022 under the Cayman Islands Companies Law as an exempted company.

The Company operates under the trade name of “BitFuFu”. The Company is a global leader in Bitcoin mining and comprehensive mining services, dedicated to fostering a secure, compliant, and transparent blockchain infrastructure. The Company also provides a variety of stable and intelligent digital asset mining solutions, including one-stop cloud-mining services and miner hosting services to institutional customers and individual digital asset enthusiasts. The Company maintains a fleet of advanced Bitcoin miners for efficient cloud-mining on behalf of its customers and self-mining for its own account, allowing it to seamlessly adjust business strategies and reduce risk exposure.

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquistion	Place of incorporation	Percentage of direct or indirect ownership by the Company		Principal activities
			Direct
			2024	2023
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	100%	Investment holding

Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	100%	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales

Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	100%	Provision of self-mining activities and mining equipment sales

Ethereal Tech ME Limited	August 20, 2024	United Arab Emirates (“UAE”)	100%	-	Provision of cloud mining services, self-mining activities, miner hosting services and mining equipment sales

Finfront Tech Company	June 28, 2024	Cayman Islands	100%	-	Investment holding

Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region	100%	-	Investment holding

Lonshi Tech Canada Limited (“Lonshi”)*	November 22, 2022	Canada	-	100%	Dormant

*	The entity was dissolved during the year.

Finfront Holding Company (“Finfront”) was incorporated in the Cayman Islands on July 22, 2021 under the Cayman Islands Companies Act as an exempted company with limited liability, which survives the Acquisition Merger as a wholly-owned subsidiary of BitFuFu upon the Closing of the Business Combination (as defined below).

Merger with Arisz Acquisition Corp.

Arisz Acquisition Corp. (“Arisz”) was a blank check company incorporated in the state of Delaware on July 21, 2021. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities.

On February 29, 2024 (the “Closing Date”), Finfront and Arisz consummated the merger (the “Reverse Recapitalization” or the “Business Combination”) pursuant to the Merger Agreement, dated as of January 21, 2022 (as amended as of April 4, 2022, October 10, 2022, April 24, 2023 and July 28, 2023), by and between Arisz and Finfront. The Business Combination was effected in two steps: On February 29, 2024, (1) Arisz merged with and into the Company (the “Redomestication Merger”), with the Company surviving the Redomestication Merger as a publicly traded entity; and (2) immediately following the Redomestication Merger, Boundary Holding Company, the subsidiary of the Company, merged with and into Finfront (the “Acquisition Merger”), with Finfront surviving the Acquisition Merger as a wholly-owned subsidiary of the Company.

The listed company following the Business Combination is BitFuFu Inc., and its Class A Ordinary Shares and warrants commenced trading on the Nasdaq Stock Market under the ticker symbols “FUFU” and “FUFUW”, respectively, starting from March 1, 2024.

The transaction was accounted for as a “reverse recapitalization” in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Under this method of accounting, Arisz was treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the Reverse Recapitalization, senior management of Finfront continues as senior management of the combined company; Finfront identifies a majority of the members of the board of directors of the combined company; the trade name of the combined company is BitFuFu, and it utilizes the Company’s current headquarters, and Finfront’s operations comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of Finfront, with the net identifiable assets of Arisz deemed to have been acquired by Finfront in exchange for Finfront common shares accompanied by a recapitalization, with no goodwill recorded. All share and per share data has been retroactively restated to reflect the current capital structure of the Company.

On November 22, 2021, Arisz sold warrants, together with its common stocks and rights, to the public and to Arisz Investments LLC, a Delaware limited liability company affiliated with Arisz’s chairman and chief executive officer (“Sponsor”), in a private placement in connection with Arisz’s initial public offering. On December 19, 2023, BitFuFu Inc., Arisz and Continental Stock Transfer & Trust Company entered into a supplemental warrant agreement (the “Supplemental Warrant Agreement”), pursuant to which, BitFuFu assumed the obligations of Arisz under that certain warrant agreement, dated November 17, 2021, by and between Arisz and Continental Stock Transfer & Trust Company (the “Existing Warrant Agreement”). Pursuant to the Business Combination Agreement and the Supplemental Warrant Agreement, each issued and outstanding warrant of Arisz (the “Warrants”) were exchanged for a corresponding warrant exercisable for Class A Ordinary Shares.

The Warrants have the same terms as the Arisz Warrants. Each Warrant entitles the holder thereof to purchase three-fourths (3/4) of one Class A Ordinary Share at a price of $11.50 per full share. The Company will not issue fractional shares. As a result, a warrant holder must exercise its Warrants in multiples of four, at a price of $11.50 per full share, subject to adjustment, to validly exercise the Warrants. The Warrants became exercisable on the completion of the Business Combination and will expire five years after the consummation of the Business Combination.

The Company may redeem the outstanding Warrants (excluding the private warrants that are part of the Private Units), in whole and not in part, at a price of $0.01 per warrant, when all below criteria are met:

●	at any time while the warrants are exercisable,
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the Class A Ordinary Shares equals or exceeds $16.50 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

Warrant activity during the year ended December 31, 2024, was as follows:

	Number of		Weighted Average Exercise Share Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life
	Warrants		$	$	(in years)

Outstanding as of February 29, 2024	7,176,389	*	11.50	-	5.00	*
Issued, exercised or cancelled	-		-	-	-
Outstanding as of December 31, 2024	7,176,389		11.50	-	4.17

*	The data have been retroactively restated to reflect the current capital structure of the Company.

The Company evaluated the Warrants in accordance with the guidance at ASC 480, Distinguishing Liabilities from Equity and ASC 815-40, Derivatives and Hedging, and determined that they should be classified as equity instruments, with no recurring fair value measurement required. The Warrants are indexed to the Company’s common stock and are required to be settled through physical settlement, if exercised. Accordingly, the Warrants were recorded at fair value on the Closing Date with no subsequent remeasurement.

The relative fair value of the Warrants at grant date was estimated to be approximately $3.39 million to additional paid-in capital in the Consolidated Balance Sheets as the Warrants were determined to be equity classified, with the corresponding debit as an issuance cost of the related Ordinary Shares issued by Reverse Recapitalization, PIPE Financing, Backstop Financing and Stock Purchase Agreements. The fair value of the Warrants was determined by utilizing a Black-Scholes model, considering all relevant assumptions at the Closing Date.

Following are the assumptions (Level 3 significant unobservable inputs) used in valuing the Warrants on February 29, 2024 (non-recurring basis):

As of February 29, 2024 (the Closing Date)

Risk-free interest rate	4.26%
Remaining expected term (in years)	5.00
Expected volatility	27.51%
Stock price on valuation date	$6.03
Exercise price	$11.50
Expected dividend rate	-%